Investments accounted for using the equity method - Key items from the OPAL JV Co (Details) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2026	Dec. 31, 2024	Dec. 31, 2023
Associates and joint ventures
Disclosure of transactions between related parties [line items]
Non Current assets, Related Party Transactions		€ 15,013
Current assets, Related Party Transactions		2,859
Assets, Related Party Transactions		17,872
Equity Attributable to Equity Holders, Related Party Transactions		5,380
Equity Attributable to Non Controlling Interest, Related Party Transactions		490
Equity, Related Party Transactions		5,870
Non Current Liabilities, Related Party Transactions		9,850
Current Liabilities, Related Party Transactions		2,152
Liabilities, Related Party Transactions		12,002
Equity and Liabilities, Related Party Transactions		17,872
Net Sales and Other Revenues, Related Party Disclosures	[1]	3,346
Net Income, Related Party Disclosures	[1]	(622)
Other Comprehensive Income, Related Party Disclosures		47
Comprehensive Income, Related Party Disclosures		€ (575)
EUROAPI
Disclosure of transactions between related parties [line items]
Stock price		€ 2.27	€ 0.10	€ 2.88	€ 5.73

[1]	(a) With effect from May 1, 2025, the associate OPAL JV Co is accounted for using the equity method following the loss of control of Opella by Sanofi on
April 30, 2025. For 2025, these amounts include transactions between Sanofi and the associate OPAL JV Co for the period from May 1, 2025 through
December 31, 2025.